UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22409

Tortoise MLP Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Tortoise MLP Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2011
Master Limited Partnerships and Related Companies - 137.7% (1)	Shares	Fair Value

Natural Gas/Natural Gas Liquids Pipelines - 67.8% (1)
United States - 67.8% (1)
Boardwalk Pipeline Partners, LP	3,571,160	$118,598,224
El Paso Pipeline Partners, L.P.	3,087,200	116,387,440
Energy Transfer Partners, L.P.	2,735,500	149,987,465
Enterprise Products Partners L.P.	2,682,900	116,974,440
Niska Gas Storage Partners LLC	1,630,500	33,017,625
ONEOK Partners, L.P.	868,400	72,207,460
PAA Natural Gas Storage, L.P. (2)	934,361	20,443,819
Spectra Energy Partners, LP	1,409,395	46,326,814
TC PipeLines, LP	355,000	19,262,300
Williams Partners L.P.	2,419,500	125,475,270
		818,680,857

Natural Gas Gathering/Processing - 34.8% (1)
United States - 34.8% (1)
Chesapeake Midstream Partners, L.P.	568,854	14,812,958
Copano Energy, L.L.C.	2,034,200	73,658,382
DCP Midstream Partners, LP	1,713,509	72,412,890
MarkWest Energy Partners, L.P.	1,294,094	58,104,821
Regency Energy Partners LP	4,146,600	115,151,082
Targa Resources Partners LP	2,122,700	72,702,475
Western Gas Partners LP	389,535	14,116,748
		420,959,356

Crude/Refined Products Pipelines - 27.1% (1)
United States - 27.1% (1)
Buckeye Partners, L.P.	781,070	50,628,957
Enbridge Energy Partners, L.P.	949,600	63,661,184
Holly Energy Partners, L.P.	735,300	43,860,645
Kinder Morgan Management, LLC (3)	898,003	58,917,948
Magellan Midstream Partners, L.P.	479,200	28,962,848
NuStar Energy L.P.	682,113	47,850,227
Plains All American Pipeline, L.P.	336,400	22,024,108
Sunoco Logistics Partners L.P.	134,600	11,910,754
		327,816,671

Propane Distribution - 8.0% (1)
United States - 8.0% (1)
Inergy, L.P.	2,337,600	96,963,648

Total Master Limited Partnerships and Related Companies (Cost $1,416,265,909)		1,664,420,532

Short-Term Investments - 0.0% (1)
United States Investment Companies - 0.0% (1)
Morgan Stanley Institutional Liquidity Fund, 0.17% (4) (Cost $83,695)	83,695	83,695

Total Investments - 137.7% (1) (Cost $1,416,349,604)		1,664,504,227
Other Assets and Liabilities - (11.2%) (1)		(135,671,962)
Long-Term Debt Obligations - (19.0%) (1)		(230,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (7.5%) (1)		(90,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$1,208,832,265

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $20,443,819, which represents 1.7% of net assets.
(3) Security distributions are paid-in-kind.
(4) Rate indicated is the current yield as of February 28, 2011.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2011.  These assets are measured on a recurring basis.

	Fair Value at
Description	February 28, 2011	Level 1	Level 2	Level 3
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$1,664,420,532	$1,643,976,713	$20,443,819	$-
Total Equity Securities	1,664,420,532	1,643,976,713	20,443,819	-
Other:
Short-Term Investments(b)	83,695	83,695	-	-
Total Other	83,695	83,695	-	-
Total	$1,664,504,227	$1,644,060,408	$20,443,819	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investments are sweep investments for cash balances in the Company at February 28, 2011.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 1, 2010 through February 28, 2011.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value, fair value per share and percent of net assets which the security comprises at February 28, 2011.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
PAA Natural Gas Storage, L.P.	Unregistered Common Units	934,361	2/8/11	$ 20,000,000	$ 20,443,819	$ 21.88	1.7%

The carrying value per unit of unrestricted common units of PAA Natural Gas Storage, L.P. was $24.38 on December 23, 2010, the date the purchase agreement and the date an enforceable right to acquire the restricted PAA Natural Gas Storage, L.P. units was obtained by the Company.

As of February 28, 2011, the aggregate cost of securities for federal income tax purposes was $1,392,282,305.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $272,221,922, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $0 and the net unrealized appreciation was $272,221,922.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise MLP Fund, Inc.

Date: April 20, 2011	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise MLP Fund, Inc.

Date: April 20, 2011	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise MLP Fund, Inc.

Date: April 20, 2011	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer